Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Member Advances and Related Party Transactions [Abstract]
Summary of Related Party Transactions

The transactions which occurred during the three and nine months ended September 30, 2014 and 2013 are outlined below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(dollars in thousands)	2014	2013	2014	2013

Tax, utility, insurance and other reimbursement	$296	$18	$464	$121
Rent expense	253	264	772	712
Capital assets acquired	86	126	160	141
Total	$635	$408	$1,396	$974

The transactions which occurred during the years ended December 31, 2013, 2012 and 2011 are outlined below (in thousands):

	December 31,
	2013	2012	2011
Tax, utility, insurance and other reimbursement...................................................................................................................................................................	$ 336	$ 234	$ 248
Rent expense...	977	572	572
Capital assets acquired...................................................................................................................................................................................................	625	568	1,807

Total...	$ 1,938	$ 1,374	$ 2,627